UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21630

NT Alpha Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Margret Duvall,

President and Principal Executive Officer

NT Alpha Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND	JUNE 30, 2010 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 90.3%
Commodity Trading Advisor – 8.2%
(Cost $30,398,000)
BlueTrend Fund, L.P.	$11,585,000
Crabel Fund, L.P., Class A	9,599,000
Tiverton Investments, LLC	11,129,000
32,313,000
Convertible Bond Arbitrage – 3.5%
(Cost $12,253,000)
Investcorp Interlachen Multi-Strategy Fund, LLC	13,965,000
Distressed – 3.3%
(Cost $11,939,000)
Strategic Value, L.P.	9,517,000
York Credit Opportunities Fund, L.P.	3,515,000
13,032,000
Emerging Markets – 3.2%
(Cost $11,560,000)
Artha Emerging Markets	12,424,000
Hermitage Global Partners, L.P.*	50,000
12,474,000
Equity Market Neutral – 6.9%
(Cost $24,616,000)
Laurion Capital L.P.	12,053,000
O’Connor Global Fundamental Long/Short, LLC	15,066,000
27,119,000
Event Driven – 0.3%
(Cost $1,082,000)
Tennenbaum Multi-Strategy Fund I, LLC*	1,068,000
Fixed Income Arbitrage – 3.3%
(Cost $11,320,000)
Nephila Catastrophe Fund, L.P.	8,031,000
Triton Concisus Recovery*	338,000
Triton Fund, L.P.	4,683,000
13,052,000
Global Macro – 5.1%
(Cost $22,000,000)
Balestra Capital Partners, L.P.	12,551,000
Epoch Capital Partners, L.P.	7,561,000
20,112,000
Non-U.S. Equity Hedge – 11.0%
(Cost $41,365,000)
Pelham Long/Short Fund, L.P.	8,823,000
Riley Patterson Asian Opportunity Fund	9,511,000
TT Mid Cap Europe Long/Short Alpha Fund Limted	13,708,000
Zebedee Focus Fund Limited	11,216,000
43,258,000
Non-U.S. Multi-Strategy – 0.4%
(Cost $2,105,000)
Evolution Master Fund, L.P.*	1,517,000

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 90.3% – continued
Relative Value – 3.4%
(Cost $11,000,000)
North Pole Capital	$13,369,000
Sector Hedge – 16.3%
(Cost $60,800,000)
Artis 2X Institutional L.P.	8,751,000
Camber Capital Fund, L.P.	10,837,000
Expo Health Sciences Fund, L.P.	10,131,000
Gem Realty Securities, L.P.	12,061,000
Oceanic Hedge Fund	9,307,000
STG Capital Partners, QP L.P.	13,050,000
64,137,000
Short Bias – 2.7%
(Cost $9,189,000)
Dialectic Antithesis Partners, L.P.	10,573,000
Special Situations – 9.7%
(Cost $34,500,000)
JHL Capital Fund Group, LLC	8,897,000
Mak One Fund, L.P.	15,237,000
Senator Global Opportunity, L.P.	14,221,000
38,355,000
Statistical Arbitrage – 3.3%
(Cost $11,000,000)
BlueMatrix, L.P.	13,211,000
U.S. Equity Hedge – 9.7%
(Cost $34,414,000)
Alydar QP Fund, L.P.	10,225,000
Avesta Fund, L.P.	4,846,000
Bluefin Investors, L.P.	12,354,000
CCM SPV II, LLC*	123,000
Harvest Small Cap Partners, L.P.	10,697,000
38,245,000
Total Sub-Funds
(Cost $329,541,000)	$355,800,000

	PRINCIPAL AMOUNT	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 10.4%
Royal Bank of Scotland, London, Eurodollar Time Deposit, 0.09%, 7/1/10	$40,842,000	$40,842,000
Total Cash Equivalent
(Cost $40,842,000)		40,842,000

TOTAL INVESTMENTS – 100.7%
(Cost $370,383,000)		396,642,000
Liabilities less Other Assets – (0.7)%		(2,613,000)
NET ASSETS – 100.0%		$394,029,000

QUARTERLY REPORT	1	NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND continued

* During the current period, a portion of the underlying investments’ value in these Sub-Funds was held in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.8% of the Fund’s net assets are in side pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Sub-Fund investments are non-income producing.

Percentages shown are based on Net Assets.

At June 30, 2010, the Fund’s investments as a percentage of total net assets were diversified as follows:

SECTOR WEIGHTINGS	PERCENTAGE
Commodity Trading Advisor	8.2%
Convertible Bond Arbitrage	3.5
Distressed	3.3
Emerging Markets	3.2
Equity Market Neutral	6.9
Event Driven	0.3
Fixed Income Arbitrage	3.3
Global Macro	5.1
Non-U.S. Equity Hedge	10.9
Non-U.S. Multi-Strategy	0.4
Relative Value	3.4
Sector Hedge	16.3
Short Bias	2.7
Special Situations	9.7
Statistical Arbitrage	3.4
U.S. Equity Hedge	9.7
Cash Equivalent and Liabilities less Other Assets	9.7
Total	100.0%

At June 30, 2010, the Fund’s Sub-Fund investments were domiciled as follows:

COUNTRIES	COST	VALUE
Bermuda – 2.5%	$9,500,000	$8,823,000
Cayman Islands – 22.8%	74,865,000	80,962,000
Isle of Man – 2.6%	10,000,000	9,307,000
United States – 72.1%	235,176,000	256,708,000
Total		$355,800,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves and securities indices and investments valued at the net asset value, which in turn is based on valuation data obtained from external valuation sources).

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation technique on Level 3 investments: The Fund valued certain securities at the net asset value, which in turn is based on valuation data obtained from external valuation sources for which those securities may have the ability to suspend redemptions or implement other restrictions on liquidity.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Fund’s investments, which are carried at fair value, as of June 30, 2010.

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sub-Funds
Commodity Trading Advisor	$ -	$32,313	$-	$32,313
Convertible Bond Arbitrage	-	13,965	-	13,965
Distressed	-	-	13,032	13,032
Emerging Markets	-	12,424	50	12,474
Equity Market Neutral	-	15,066	12,053	27,119
Event Driven	-	-	1,068	1,068
Fixed Income Arbitrage	-	12,714	338	13,052
Global Macro	-	20,112	-	20,112
Non-U.S. Equity Hedge	-	34,435	8,823	43,258
Non-U.S. Multi-Strategy	-	-	1,517	1,517
Relative Value	-	13,369	-	13,369
Sector Hedge	-	64,137	-	64,137
Short Bias	-	10,573	-	10,573
Special Situations	-	15,237	23,118	38,355
Statistical Arbitrage	-	13,211	-	13,211
U.S. Equity Hedge	-	38,122	123	38,245
Cash Equivalent	-	40,842	-	40,842
Total	$-	$336,520	$60,122	$396,642

NT ALPHA STRATEGIES FUND	2	QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)*	BALANCE AS OF 6/30/10 (000S)
Sub-Funds
Distressed	$14,094	$209	$(257)	$(1,014)	$—	$13,032
Emerging Markets	41	—	9	—	—	50
Equity Market Neutral	12,264	—	(211)	—	—	12,053
Event Driven	2,385	69	150	(1,536)	—	1,068
Fixed Income Arbitrage	443	—	(105)	—	—	338
Non-U.S. Equity Hedge	—	—	(677)	9,500	—	8,823
Non-U.S. Multi-Strategy	2,041	(139)	10	(395)	—	1,517
Special Situations	14,730	—	(1,112)	9,500	—	23,118
U.S. Equity Hedge	220	(3)	(31)	(63)	—	123
Total Investments	$46,218	$136	$(2,224)	$15,992	$—	$60,122

* The fair value of Net Transfers In and/or Out of Level 3 was measured using the fair value as of the beginning of the period for transfers in and the fair value as of the end of the period for transfers out in accordance with Accounting Standards Update 2009-12.

The amount of change in net unrealized loss on investments in Level 3 securities still held at June 30, 2010 was approximately $2,292,000.

QUARTERLY REPORT	3	NT ALPHA STRATEGIES FUND

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Alpha Strategies Fund

By:	/s/ Margret Duvall
Margret Duvall, President
(Principal Executive Officer)

Date:	August 26, 2010

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Margret Duvall
Margret Duvall, President
(Principal Executive Officer)

Date:	August 26, 2010

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 26, 2010